Employee Benefits - Additional Information (Detail) € / shares in Units, € in Thousands			6 Months Ended	12 Months Ended
	Jun. 30, 2021 shares	May 01, 2020	Dec. 31, 2022 $ / shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 EUR (€) € / shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 € / shares	Oct. 01, 2022 $ / shares	Oct. 01, 2021 € / shares	Dec. 31, 2020 $ / shares
Employee Benefits [Line Items]
Par value per share | $ / shares			$ 5.32		$ 5.32
Share-based payment plan expenses				€ 32,625		€ 2,455	€ 2,785
Increase decrease through share based payment transactions, Equity				€ 34,837		2,143	2,781
Lock up period				3 years
Revenue				€ 144,185		71,579	19,677
Management Stock Option Plan [Member]
Employee Benefits [Line Items]
Share-based payment plan expenses				€ 14,377		€ 2,382	1,192
Exercise price of outstanding share options | (per share)						€ 0.0021		€ 0.0021			$ 0.0021
Management Stock Option Plan [Member] | Bottom of range [member]
Employee Benefits [Line Items]
Weighted average remaining contractual life of outstanding share options				2023 years
Employee Stock Option Plan [Member]
Employee Benefits [Line Items]
Par value per share | € / shares						€ 0.5		0.12
Number of years from closing during which options will be available for execution in exchange for shares				10 years
Share-based payment plan expenses				€ 73		€ 73	€ 1,593
Date of grant of share based payment arrangement		May 1, 2020
Expense from cash settled share based payment transactions				73
Increase decrease through share based payment transactions, Equity				239
Payments for share based payment transactions				313
Exercise price of outstanding share options | € / shares								0.5
Founders Stock Option Plan [Member]
Employee Benefits [Line Items]
Share-based payment plan expenses				8,195
Exercise price of outstanding share options | € / shares								1.93
Restricted Stock Units for Employees [Member]
Employee Benefits [Line Items]
Share-based payment plan expenses				6,862
Restricted Stock Units for Management [Member]
Employee Benefits [Line Items]
Share-based payment plan expenses				€ 3,103
Restricted Stock Units for Management [Member] | Bottom of range [member]
Employee Benefits [Line Items]
Weighted average remaining contractual life of outstanding share options				2023 years
Based on Exchange Ratio [Member] | Employee Stock Option Plan [Member]
Employee Benefits [Line Items]
Number of options called by each outstanding options | shares				240.990795184659
Two Thousand and Twenty One Management Stock Option Plan [Member] | Management Stock Option Plan [Member]
Employee Benefits [Line Items]
Par value per share | € / shares								0.12		€ 0.5
Number of years from closing during which options will be available for execution in exchange for shares				10 years
Two Thousand and Twenty One Management Stock Option Plan [Member] | Employee Stock Option Plan [Member]
Employee Benefits [Line Items]
Number of share options settled in share based payment arrangement | shares				(1,254)
Two Thousand and Twenty One Management Stock Option Plan [Member] | Based on Exchange Ratio [Member] | Management Stock Option Plan [Member]
Employee Benefits [Line Items]
Number of options called by each outstanding options | shares				240.990795184659
Legacy Stock Option Program [Member] | Founders Stock Option Plan [Member]
Employee Benefits [Line Items]
Par value per share | € / shares						€ 0.5		0.12
Share-based payment plan expenses				€ 0
Exercise price of outstanding share options | $ / shares									$ 466.24
Maximum number of shares that shall underlie all of the options under the plan | shares	4,289
Exchange Ratio				240.990795184659
Weighted average remaining contractual life of outstanding share options				5 years
Weighted average share price | $ / shares					8.66
Legacy Stock Option Program [Member] | After Applying the Exchange Ratio [Member] | Founders Stock Option Plan [Member]
Employee Benefits [Line Items]
Exercise price of outstanding share options | € / shares								€ 1.93
Maximum number of shares that shall underlie all of the options under the plan | shares	1,033,610
Incentive Award Plan [Member] | Restricted Stock Units for Employees [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement			100.00%
Incentive Award Plan [Member] | Restricted Stock Units for Employees [Member] | First Anniversary Date [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement				33.00%
Incentive Award Plan [Member] | Restricted Stock Units for Employees [Member] | Second Anniversary Date [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement				33.00%
Incentive Award Plan [Member] | Restricted Stock Units for Employees [Member] | Third Anniversary Date [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement				34.00%
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Time Based Vesting Stock Options [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement				33.00%
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Performance Based Vesting Stock Options [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement				66.00%
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Performance Based Vesting Stock Options [Member] | Period 1 [Member]
Employee Benefits [Line Items]
Weighted average share price | $ / shares					25
Number of trading days for determining the share price				20 days
Number of consecutive trading days for determining the share price				30 days
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Performance Based Vesting Stock Options [Member] | Period 1 [Member] | Accelerator Event [Member]
Employee Benefits [Line Items]
Weighted average share price | $ / shares					25
Number of trading days for determining the share price				20 days
Number of consecutive trading days for determining the share price				30 days
Revenue				€ 1,000,000
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Performance Based Vesting Stock Options [Member] | Period 2 [Member]
Employee Benefits [Line Items]
Weighted average share price | $ / shares					$ 30
Number of trading days for determining the share price				20 days
Number of consecutive trading days for determining the share price				30 days
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Performance Based Vesting Stock Options [Member] | Bottom of range [member] | Period 1 [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement				50.00%
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Performance Based Vesting Stock Options [Member] | Bottom of range [member] | Period 2 [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement				50.00%
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | First Anniversary Date [Member] | Time Based Vesting Stock Options [Member] | Bottom of range [member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement				50.00%
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Second Anniversary Date [Member] | Time Based Vesting Stock Options [Member] | Bottom of range [member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement				50.00%